Income Tax - Schedule of Reconciliation of Effective Income Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Effective Income Tax Rate [Abstract]
Hong Kong income tax rate, percent	16.50%	16.50%	16.50%
Hong Kong income tax rate (in Dollars)	$ (2,509,890)
Non-taxable income, percent		0.26%	(0.30%)
Non-deductible expenses, percent		(17.90%)	7.31%
Temporary differences not recognized, percent		(0.09%)	0.34%
Tax reduction, percent			(0.02%)
Income tax at concessionary rate, percent		0.41%	(0.35%)
Tax losses not recognized, percent		(0.52%)
Tax losses not recognized (in Dollars)	(20,569)
Under provision in prior years, percent		8.32%	(0.43%)
Under provision in prior years (in Dollars)	$ 1,728
Others, percent		(0.05%)
Effective tax rate, percent	(0.01%)	6.93%	23.05%
Effective tax rate (in Dollars)	$ 1,728	$ (358,684)	$ 1,381,729
Loss before provision for income tax (in Dollars)	(15,211,452)	$ (5,177,816)	$ 5,993,920
Foreign tax effects
Statutory tax rate difference between foreign jurisdictions and Hong Kong (in Dollars)	2,567,236
Other nontaxable or nondeductible items, net (in Dollars)	$ (36,777)